Contract Liabilities - Summary Of Contract liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contract liabilities [abstract]
Sales in advance of carriage	¥ 2,155	¥ 8,754
Frequent flyer program	1,781	2,057
Advances from customers	1,055	866
Contract liabilities	4,991	11,677
Current portion	3,671	10,178
Non-current portion	¥ 1,320	¥ 1,499